Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost:
Balance	$ 253	$ 1,037	$ 2,498
Additions	127	64	148
Impairment of intangible assets		(848)	(1,604)
Disposal			(5)
Amortized cost	380	253	1,037
rHuEPO [Member]
Cost:
Balance		848	2,452
Additions
Impairment of intangible assets		(848)	(1,604)
Disposal
Amortized cost			848
hCDR1 [Member]
Cost:
Balance	253	189	41
Additions	127	64	148
Impairment of intangible assets
Disposal
Amortized cost	$ 380	253	189
Other [Member]
Cost:
Balance			5
Additions
Impairment of intangible assets
Disposal			(5)
Amortized cost